Document and Entity Information - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Feb. 17, 2016	Jun. 30, 2015
Document and Entity Information [Abstract]
Entity Registrant Name	Targa Resources Corp.
Entity Central Index Key	0001389170
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 2,119.3
Entity Common Stock, Shares Outstanding		160,563,464
Document Fiscal Year Focus	2015
Document Fiscal Period Focus	FY
Document Type	8-K
Amendment Flag	true
Amendment Description	This Amendment No. 1 on Form 8-K/A amends Targa Resources Corp.’s Current Report on Form 8-K filed with the Securities and Exchange Commission on May 23, 2016, to include the following exhibits: (1) XBRL Instance Document, (2) XBRL Taxonomy Extension Schema Document, (3) XBRL Taxonomy Extension Calculation Linkbase Document, (4) XBRL Taxonomy Extension Definition Linkbase Document, (5) XBRL Taxonomy Extension Label Linkbase Document and (6) XBRL Taxonomy Extension Presentation Linkbase Document. The entire Current Report on Form 8-K is being filed as amended and restated to reflect the inclusion of these exhibits.
Document Period End Date	Dec. 31, 2015